Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-41154
Entity Registrant Name	SIDUS SPACE, INC.
Entity Central Index Key	0001879726
Entity Tax Identification Number	46-0628183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Sykes Creek Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Merritt Island
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32953
City Area Code	(321)
Local Phone Number	613-5620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SIDU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable